Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,	As of December 31,
	2024	2025
Miners	$24,278	$112,543
Less: accumulated depreciation	—	(9,201)
Less: impairment	—	(12,416)
Total property and equipment, net	$24,278	$90,926